Significant Risks and Uncertainties Including Business and Credit Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Significant Risks and Uncertainties Including Business and Credit Concentrations

Note 3.  Significant Risks and Uncertainties Including Business and Credit Concentrations

Interest Rate Risk

The London Interbank Offered Rate (“LIBOR”) may be eliminated in the near future. It is expected that a number of banks currently reporting information used to set LIBOR will stop doing so at the end of 2021 when their reporting commitments end. This will either end the publication of LIBOR immediately or degrade its quality such that it would no longer be a relevant metric to the Company. Change in LIBOR could affect the interest rates of the revolving credit facility and unsecured note payable. If LIBOR is no longer available, the Company will pursue alternative interest rate calculations in its revolving credit facility and unsecured note payable. However, if no alternative can be determined, the LIBOR rate component will no longer be used in determining the rates. As of September 30, 2021 and December 31, 2020, the potential effect of no longer using the LIBOR rate component to the Company’s interest rates would not have had a material effect on the interest rate in the credit facility or the note, thus the discontinuation of LIBOR is not expected to have a material effect on the Company’s financial statements.

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable.

Cash accounts in a financial institution may, at times, exceed the Federal Deposit Insurance Corporation (“FDIC”) coverage of $250,000 per account. The Company has not experienced losses on these accounts, and management believes the Company is not exposed to significant risks on such accounts.

The Company’s accounts receivable has implicit collection risk. The Company grants credit without collateral to their patients, most of whom are local residents and are insured under third-party payor agreements. The Company believes this risk is partially mitigated by the Company’s establishment of long-term agreements and relationships with third-party payors that provide the Company with insight into historic collectability and improve the collections process.

Revenue Concentration Risk

The concentration of net revenue on a percentage basis for major payors at September 30, 2021 and 2020 are as follows:

	Nine Months Ended
	September 30,
	2021	2020
Percentage of net revenue:
Payor A	17%	15%
Payor B	14%	15%

The concentration of gross receivables on a percentage basis for major payors at September 30, 2021 and December 31, 2020 are as follows:

	September 30,	December 31,
	2021	2020
Percentage of gross receivables:
Payor B	21%	11%
Payor D	22%	21%

All of the Company’s revenue is generated from customers located in the United States.

Vendor Concentration Risk

The concentration of cost of sales on a percentage basis for major vendors at September 30, 2021 and 2020 are as follows:

	Nine Months Ended
	September 30,
	2021	2020
Percentage of cost of sales:
Vendor A	51%	54%
Vendor B	48%	44%

The concentration of gross payables on a percentage basis for major vendors at September 30, 2021 and December 31, 2020 are as follows:

	September 30,	December 31,
	2021	2020
Percentage of gross payables:
Vendor A	30%	42%
Vendor B	59%	48%

COVID-19 Pandemic

In January 2020, the Secretary of the U.S. Department of Health and Human Services (“HHS”) declared a national public health emergency due to a novel strain of coronavirus (“COVID-19”). In March 2020, the World Health Organization declared the outbreak of COVID-19, a disease caused by this coronavirus, a pandemic. The resulting measures to contain the spread and impact of COVID-19 and other developments related to COVID-19 affected the Company’s results of operations during 2020. Where applicable, the impact resulting from the COVID-19 pandemic during the nine months ended September 30, 2021, has been considered, including updated assessments of the recoverability of assets and evaluation of potential credit losses. As a result of the COVID-19 pandemic, federal and state governments have passed legislation, promulgated regulations, and taken other administrative actions intended to assist healthcare providers in providing care to COVID-19 and other patients during the public health emergency. Sources of relief include the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020, the Paycheck Protection Program and Health Care Enhancement Act (the “PPPHCE Act”), which was enacted on April 24, 2020, and the Consolidated Appropriations Act, 2021 (the “CAA”), which was enacted on December 27, 2020. In total, the CARES Act, PPPHCE Act, and the CAA authorize $178 billion in funding to be distributed to hospitals and other healthcare providers through the Public Health and Social Services Emergency Fund (the “PHSSEF”). In addition, the CARES Act provides for an expansion of the Medicare Accelerated and Advance Payment Program whereby inpatient acute care hospitals and other eligible providers were able to request accelerated payment of up to 100% of their Medicare payment amount for a six-month period to be repaid through withholding of future Medicare fee-for-service payments. Various other state and local programs also exist to provide relief, either independently or through distribution of monies received via the CARES Act. During the nine months ended September 30, 2021 and the year ended December 31, 2020, the Company was a beneficiary of these stimulus measures.

The Company received $4,992,758 in Paycheck Protection Program (“PPP”) loans under the CARES Act. PPP loans may be eligible for forgiveness if the funds were used for eligible payroll costs, payments on business mortgage interest payments, rent, or utilities during either the 8- or 24-week period after disbursement (see Note 11). The Company has elected to account for the loans as current debt until such loans are forgiven. Forgiveness was received during the nine months ended September 30, 2021, and as such, the Company recognized the loan principal balance and accrued interest as a gain on debt extinguishment in the condensed consolidated income statements.

The Company received $2,726,856 from CMS under the Accelerated and Advance Payment Program which is an advance on future Medicare payments and will be recouped from future payments due to the Company by Medicare after 120 days. Effective October 1, 2020, the program was amended such that providers are required to repay accelerated payments beginning one year after the payment was issued. After such one-year period, Medicare payments owed to providers will be recouped against Medicare payments according to the repayment terms. As of September 30, 2021 and December 31, 2020, the Medicare accelerated payments are reflected within accrued expenses and other current liabilities in the consolidated balance sheets. The $2,726,856 is expected to be fully recouped by the first quarter of 2022.

The Company received funding from United States Department of HHS as part of the Provider Relief Funding under the CARES Act. Provider Relief Funding is paid in the form of a grant and does not require repayment if used to cover lost revenue, as defined, attributable to COVID-19 and healthcare-related expenses, as defined, including qualifying direct labor, paid or purchased to prevent, prepare for, and respond to COVID-19. Under International Accounting Standard 20, Accounting for Government Grants (“IAS 20”), grants are recognized when an entity has reasonable assurance that 1) it will comply with the relevant conditions and 2) the grant will be received. The Company recognized the $1,022,520 in other income related to the HHS funding during the nine months ended September 30, 2021 by applying IAS 20 by analogy.

Note 3. Significant Risks and Uncertainties Including Business and Credit Concentrations

Interest Rate Risk

The London Interbank Offered Rate (LIBOR) may be discontinued in quality in the near future. It is expected that a number of banks currently reporting information used to set LIBOR will stop doing so at the end of 2021 when their reporting commitments end. This will either end the publication of LIBOR immediately or degrade its quality such that it would no longer be a relevant metric to the Company. Change in LIBOR could affect the interest rates of the revolving credit facility and unsecured note payable. If LIBOR is no longer available, the Company will pursue alternative interest rate calculations in its revolving credit facility and unsecured note payable. However, if no alternative can be determined, the LIBOR rate component will no longer be used in determining the rates. As of December 31, 2020, the potential effect of no longer using the LIBOR rate component to the Company’s interest rates would not have had a material effect on the interest rate in the credit facility or the note, thus the discontinuation of LIBOR is not expected to have a material effect on the Company’s financial statements.

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and accounts receivable.

Cash accounts in a financial institution may, at times, exceed the Federal Deposit Insurance Corporation (“FDIC”) coverage of $250,000 per account. The Company has not experienced losses on these accounts, and management believes the Company is not exposed to significant risks on such accounts.

The Company’s accounts receivable has implicit collection risk. The Company grants credit without collateral to their patients, most of whom are local residents and are insured under third-party payor agreements. The Company believes this risk is partially mitigated by the Company’s establishment of long-term agreements and relationships with third-party payors that provide the Company with insight into historic collectability and improve the collections process.

Revenue Concentration Risk

The concentration of net revenue on a percentage basis for major payors at December 31, 2020, 2019 and period from September 20, 2018 through December 31, 2018 and period from January 1, 2018 through September 19, 2018 are as follows:

			Period from	Period from
			September 20,	January 1,
	Year Ended	Year Ended	2018 through	2018 through
	December 31,	December 31,	December 31,	September 19,
	2020	2019	2018	2018

	Successor			Predecessor
Percentage of Net Revenue:
Payor A	15%	18%	23%	20%
Payor B	15%	16%	13%	11%
Payor C	7%	11%	11%	11%
Payor D	9%	11%	9%	8%

The concentration of gross receivables on a percentage basis for major payors at December 31, 2020 and 2019 are as follows:

	December 31,	December 31,
	2020	2019
Percentage of Gross Receivables:
Payor A	1%	3%
Payor B	11%	24%
Payor C	3%	6%
Payor D	21%	26%

All of the Company’s revenue is generated from Customers located in the United States.

Vendor Concentration Risk

The concentration of cost of sales on a percentage basis for major vendors at December 31, 2020, 2019 and period from September 20, 2018 through December 31, 2018 and period from January 1, 2018 through September 19, 2018 are as follows:

			Period from	Period from
			September 20,	January 1,
	Year Ended	Year Ended	2018 through	2018 through
	December 31,	December 31,	December 31,	September 19,
	2020	2019	2018	2018

	Successor			Predecessor
Percentage of Cost of Sales:
Vendor A	55%	57%	46%	48%
Vendor B	45%	43%	52%	50%

The concentration of gross payables on a percentage basis for major vendors at December 31, 2020 and 2019 are as follows:

	December 31,	December 31,
	2020	2019
Percentage of Gross Payables:
Vendor B	48%	49%
Vendor A	42%	39%
All others	10%	12%

COVID-19 Pandemic

In January 2020, the Secretary of the U.S. Department of Health and Human Services (“HHS”) declared a national public health emergency due to a novel strain of coronavirus (“COVID-19”). In March 2020, the World Health Organization declared the outbreak of COVID-19, a disease caused by this coronavirus, a pandemic. The resulting measures to contain the spread and impact of COVID-19 and other developments related to COVID-19 have affected the Company’s results of operations during 2020. Where applicable, the impact resulting from the COVID-19 pandemic during the year ended December 31, 2020, has been considered, including updated assessments of the recoverability of assets and evaluation of potential credit losses. As a result of the COVID-19 pandemic, federal and state governments have passed legislation, promulgated regulations, and taken other administrative actions intended to assist healthcare providers in providing care to COVID-19 and other patients during the public health emergency. Sources of relief include the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020, the Paycheck Protection Program and Health Care Enhancement Act (the “PPPHCE Act”), which was enacted on April 24, 2020, and the Consolidated Appropriations Act, 2021 (the “CAA”), which was enacted on December 27, 2020. In total, the CARES Act, PPPHCE Act and the CAA authorize $178 billion in funding to be distributed to hospitals and other healthcare providers through the Public Health and Social Services Emergency Fund (the “PHSSEF”). In addition, the CARES Act provides for an expansion of the Medicare Accelerated and Advance Payment Program whereby inpatient acute care hospitals and other eligible providers were able to request accelerated payment of up to 100% of their Medicare payment amount for a six-month period to be repaid through withholding of future Medicare fee- for-service payments. Various other state and local programs also exist to provide relief, either independently or through distribution of monies received via the CARES Act. During the year ended December 31,2020, the Company was a beneficiary of these stimulus measures. The Company’s accounting policies for the recognition of these stimulus monies is as follows:

The Company received $4,992,758 in Paycheck Protection Program (“PPP”) loans under the CARES Act. PPP loans may be eligible for forgiveness if the funds were used for eligible payroll costs, payments on business mortgage interest payments, rent, or utilities during either the 8- or 24-week period after disbursement (see Note 11). The Company has elected to account for the loans as current debt until such loans are forgiven.

The Company received $2,726,856 from CMS under the Accelerated and Advance Payment Program which is an advance on future Medicare payments and will be recouped from future payments due to the Company by Medicare after 120 days. Effective October 1, 2020, the program was amended such that providers are required to repay accelerated payments beginning one year after the payment was issued. After such one-year period, Medicare payments owed to providers will be recouped against Medicare payments according to the repayment terms. As of December 31, 2020, the entire $2.4 million of Medicare accelerated payments are reflected within accrued expenses and other current liabilities in the consolidated balance sheet. The Company expects the $2,726,856 will be fully recouped during 2021.

The Company received $978,150 from United States Department of HHS as part of the Provider Relief Funding under the CARES Act. Provider Relief Funding is paid in the form of a grant and does not require repayment if used to cover lost revenue, as defined, attributable to COVID-19 and healthcare- related expenses, as defined, including qualifying direct labor, paid or purchased to prevent, prepare for, and respond to COVID-19. Under International Accounting Standard 20, Accounting for Government Grants (“IAS 20”), grants are recognized when an entity has reasonable assurance that 1) it will comply with the relevant conditions and 2) the grant will be received. The Company recognized the $978,150 in other income in the year ended December 31, 2020 by applying IAS 20 by analogy.